Goodwill and Intangible Assets - Future Amortization (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 8
2015	8
2016	8
2017	8
2018	8
Thereafter	89
Total	$ 129	$ 137